18. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
18. SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

Subsequent to March 31, 2013, the following material transactions occurred:

On April 26, 2013, the Company entered into an Option Agreement with Ascendiant pursuant to which the Company has the option to purchase from Ascendiant 4,000,000 shares of common stock of the Company for a total purchase price of $300,000. If purchased by the Company, the shares are expected to be retired to treasury.  The option must be exercised and payment for the shares must be made on or before May 31, 2013.  Ascendiant was issued a total of 4,564,068 shares of common stock on April 26, 2013 as a result of Ascendiant’s cashless exercise of the Ascendiant warrant.  The Company did not complete that purchase, thereby enabling Ascendiant to exercise the Ascendiant Warrant on April 26, 2013.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

As of November 13, 2012, 4,512,603 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $200,000 of the convertible debentures and interest of $25,630 at an average of $0.05 per share.

As of November 13, 2012, the Company has issued to Ascendiant 6,358,933 shares for $483,141 or $.076 per shares under the Securities Purchase Agreement dated June 17, 2011.